Schedule of lease liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Leases Group As Lessee
Current	$ 192,282	$ 185,764
Non-current	1,974,524	2,071,571
Lease liabilities	$ 2,166,806	$ 2,257,335